UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number  811-04506
                                                      ---------

                           Phoenix Investment Trust 06
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


          Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,                John H. Beers, Esq.
 Counsel and Secretary for Registrant            Vice President and Counsel
    Phoenix Life Insurance Company             Phoenix Life Insurance Company
           One American Row                           One American Row
       Hartford, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               ------------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                              [LOGO OMITTED]
                                                                 PHOENIX

--------------------------------------------------------------------------------

                                                           SEMIANNUAL REPORT

Phoenix All-Cap Growth Fund

Phoenix Small-Cap Growth Fund














                                                  WOULDN'T YOU RATHER HAVE THIS
                                                  DOCUMENT E-MAILED TO YOU?
                                                  ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:                                       SIGN UP FOR E-DELIVERY AT
PHOENIX INVESTMENT TRUST 06   June 30, 2007       PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED              NO BANK GUARANTEE   MAY LOSE VALUE

TABLE OF CONTENTS


Glossary ....................................................................  2

Disclosure of Fund Expenses .................................................  3

Phoenix All-Cap Growth Fund .................................................  4

Phoenix Small-Cap Growth Fund ............................................... 11

Notes to Financial Statements ............................................... 18

Results of Shareholder Meeting .............................................. 22










--------------------------------------------------------------------------------

  PROXY VOTING PROCEDURES (FORM N-PX)
  The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

  FORM N-Q INFORMATION
  The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 06 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended June 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.


Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

JULY 2007

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

PHOENIX INVESTMENT TRUST 06


DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF DECEMBER 31, 2006 TO
JUNE 30, 2007)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of an Investment Trust 06 Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Investment Trust 06 Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.


ACTUAL EXPENSES
     This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                        Beginning         Ending                     Expenses
                         Account         Account       Annualized      Paid
                          Value           Value          Expense      During
                        12/31/06         6/30/07          Ratio       Period*
--------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,097.50        1.56%       $ 8.11
Class B ............     1,000.00         1,093.20        2.31         11.99
Class C ............     1,000.00         1,094.00        2.31         11.99

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,016.96        1.56          7.83
Class B ............     1,000.00         1,013.20        2.31         11.60
Class C ............     1,000.00         1,013.20        2.31         11.60

--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,105.00        1.66%       $ 8.66
Class B ............     1,000.00         1,100.90        2.41         12.55
Class C ............     1,000.00         1,100.90        2.41         12.55

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,016.46        1.66          8.33
Class B ............     1,000.00         1,012.70        2.41         12.10
Class C ............     1,000.00         1,012.70        2.41         12.10
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX ALL-CAP GROWTH FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                          6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                    o Information Technology           24%
                    o Industrials                      14
                    o Health Care                      12
                    o Consumer Discretionary           11
                    o Financials                        7
                    o Consumer Staples                  6
                    o Telecommunication Services        2
                    o Other (includes short-term
                      investments)                     24


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------
DOMESTIC COMMON STOCKS--87.5%
AEROSPACE & DEFENSE--2.0%
United Technologies Corp. ........................     30,000   $  2,127,900

AIR FREIGHT & LOGISTICS--1.6%
FedEx Corp.(e) ...................................      9,000        998,730
Pacer International, Inc.(e) .....................     30,000        705,600
                                                                ------------
                                                                   1,704,330
                                                                ------------
APPLICATION SOFTWARE--1.4%
Adobe Systems, Inc.(b) ...........................     36,000      1,445,400

ASSET MANAGEMENT & CUSTODY BANKS--2.7%
GAMCO Investors, Inc. Class A(e) .................     50,000      2,802,500

AUTOMOTIVE RETAIL--1.3%
Advance Auto Parts, Inc. .........................     35,000      1,418,550

BIOTECHNOLOGY--5.0%
Amgen, Inc.(b)(e) ................................     21,000      1,161,090
Genentech, Inc.(b) ...............................     19,000      1,437,540
Genzyme Corp.(b) .................................     23,000      1,481,200
Gilead Sciences, Inc.(b)(e) ......................     32,000      1,240,640
                                                                ------------
                                                                   5,320,470
                                                                ------------
BROADCASTING & CABLE TV--1.2%
Comcast Corp. Class A(b)(e) ......................     46,000      1,293,520

CASINOS & GAMING--1.5%
Century Casinos, Inc.(b)(e) ......................     35,000        314,650
International Game Technology ....................     32,000      1,270,400
                                                                ------------
                                                                   1,585,050
                                                                ------------


                                                     SHARES         VALUE
                                                   ----------   ------------
COMMUNICATIONS EQUIPMENT--3.8%
Cisco Systems, Inc.(b)(e) ........................     49,000   $  1,364,650
Corning, Inc.(b) .................................     51,000      1,303,050
QUALCOMM, Inc. ...................................     32,000      1,388,480
                                                                ------------
                                                                   4,056,180
                                                                ------------
COMPUTER HARDWARE--4.8%
Apple, Inc.(b) ...................................     11,000      1,342,440
Hewlett-Packard Co. ..............................     36,000      1,606,320
Stratasys, Inc.(b)(e) ............................     45,000      2,114,100
                                                                ------------
                                                                   5,062,860
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.9%
Network Appliance, Inc.(b)(e) ....................     34,000        992,800

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.5%
Caterpillar, Inc.(e) .............................     20,000      1,566,000

CONSUMER FINANCE--1.2%
American Express Co. .............................     20,000      1,223,600

DATA PROCESSING & OUTSOURCED SERVICES--1.3%
MasterCard, Inc. Class A(e) ......................      8,000      1,326,960

DEPARTMENT STORES--1.1%
Kohl's Corp.(b)(e) ...............................     17,000      1,207,510

DISTRIBUTORS--0.6%
LKQ Corp.(b)(e) ..................................     25,000        616,500

DIVERSIFIED CHEMICALS--1.2%
Du Pont (E.I.) de Nemours & Co.(e) ...............     26,000      1,321,840

                       See Notes to Financial Statements
4

Phoenix All-Cap Growth Fund


                                                     SHARES         VALUE
                                                   ----------   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.9%
Advisory Board Co. (The)(b)(e) ...................     38,400   $  2,133,504
Corporate Executive Board Co. (The)(e) ...........     30,000      1,947,300
                                                                ------------
                                                                   4,080,804
                                                                ------------
DRUG RETAIL--1.4%
Walgreen Co. .....................................     34,000      1,480,360

EDUCATION SERVICES--1.2%
Strayer Education, Inc.(e) .......................     10,000      1,317,100

GENERAL MERCHANDISE STORES--1.3%
Target Corp.(e) ..................................     21,000      1,335,600

HEALTH CARE EQUIPMENT--3.6%
Medtronic, Inc.(e) ...............................     25,000      1,296,500
Quidel Corp.(b)(e) ...............................    140,000      2,458,400
                                                                ------------
                                                                   3,754,900
                                                                ------------
HEALTH CARE SERVICES--0.3%
Health Grades, Inc.(b)(e) ........................     55,000        358,050

HOTELS, RESORTS & CRUISE LINES--1.2%
Hilton Hotels Corp. ..............................     37,000      1,238,390

HOUSEHOLD PRODUCTS--1.2%
Colgate-Palmolive Co. ............................     20,000      1,297,000

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.6%
Resources Connection, Inc.(b)(e) .................     50,000      1,659,000

INDUSTRIAL MACHINERY--3.2%
Danaher Corp.(e) .................................     18,000      1,359,000
Harsco Corp. .....................................     38,000      1,976,000
                                                                ------------
                                                                   3,335,000
                                                                ------------
INTERNET SOFTWARE & SERVICES--2.8%
CNET Networks, Inc.(b)(e) ........................     90,000        737,100
Internet Capital Group, Inc.(b)(e) ...............     45,000        558,000
Liquidity Services, Inc.(b)(e) ...................     15,000        281,700
WebSense, Inc.(b)(e) .............................     15,000        318,750
Yahoo!, Inc.(b)(e) ...............................     41,000      1,112,330
                                                                ------------
                                                                   3,007,880
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.5%
Goldman Sachs Group, Inc. (The)(e) ...............      6,000      1,300,500
Merrill Lynch & Co., Inc.(e) .....................     16,000      1,337,280
                                                                ------------
                                                                   2,637,780
                                                                ------------
IT CONSULTING & OTHER SERVICES--1.0%
Cognizant Technology Solutions Corp. Class A(b)(e)     14,000      1,051,260


                                                     SHARES         VALUE
                                                   ----------   ------------
LEISURE FACILITIES--1.0%
Life Time Fitness, Inc.(b)(e) ....................     20,000   $  1,064,600

LEISURE PRODUCTS--0.7%
Polaris Industries, Inc.(e) ......................     14,600        790,736

LIFE SCIENCES TOOLS & SERVICES--0.4%
Nektar Therapeutics(b)(e) ........................     40,000        379,600

MOVIES & ENTERTAINMENT--1.2%
Walt Disney Co. (The) ............................     38,000      1,297,320

OFFICE SERVICES & SUPPLIES--0.8%
PeopleSupport, Inc.(b)(e) ........................     70,000        794,500

OIL & GAS EQUIPMENT & SERVICES--1.2%
Schlumberger Ltd. ................................     15,000      1,274,100

PHARMACEUTICALS--6.3%
Abbott Laboratories(e) ...........................     24,000      1,285,200
Allergan, Inc.(e) ................................     12,000        691,680
Medicis Pharmaceutical Corp. Class A(e) ..........     60,000      1,832,400
MGI Pharma, Inc.(b)(e) ...........................     30,000        671,100
Sepracor, Inc.(b)(e) .............................     15,000        615,300
Wyeth ............................................     28,000      1,605,520
                                                                ------------
                                                                   6,701,200
                                                                ------------
RESTAURANTS--1.6%
Texas Roadhouse, Inc. Class A(b)(e) ..............     20,000        255,800
Yum! Brands, Inc. ................................     44,000      1,439,680
                                                                ------------
                                                                   1,695,480
                                                                ------------
SEMICONDUCTORS--6.8%
Broadcom Corp. Class A(b)(e) .....................     49,000      1,433,250
Microchip Technology, Inc.(e) ....................     35,000      1,296,400
NVIDIA Corp.(b)(e) ...............................     37,000      1,528,470
ON Semiconductor Corp.(b)(e) .....................    150,000      1,608,000
Texas Instruments, Inc.(e) .......................     35,000      1,317,050
                                                                ------------
                                                                   7,183,170
                                                                ------------
SOFT DRINKS--3.9%
Hansen Natural Corp.(b)(e) .......................     65,000      2,793,700
PepsiCo, Inc. ....................................     20,000      1,297,000
                                                                ------------
                                                                   4,090,700
                                                                ------------
SPECIALIZED FINANCE--1.0%
Chicago Mercantile Exchange Holdings, Inc.
Class A(e) .......................................      2,000      1,068,720

THRIFTS & MORTGAGE FINANCE--1.3%
Federal Agricultural Mortgage Corp. Class C ......     40,000      1,368,800


                       See Notes to Financial Statements

Phoenix All-Cap Growth Fund


                                                     SHARES         VALUE
                                                   ----------   ------------
TOBACCO--0.9%
Altria Group, Inc. ...............................     14,000   $    981,960

TRADING COMPANIES & DISTRIBUTORS--0.6%
TransDigm Group, Inc.(b)(e) ......................     16,000        647,360

WIRELESS TELECOMMUNICATION SERVICES--1.5%
American Tower Corp. Class A(b)(e) ...............     38,000      1,596,000
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $71,846,669)                                     92,559,340
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--9.7%

COMMUNICATIONS EQUIPMENT--2.8%
Research In Motion Ltd. (United States)(b)(e) ....      8,000      1,599,920

Telefonaktiebolaget LM Ericsson Sponsored
ADR (Sweden) .....................................     33,000      1,316,370
                                                                ------------
                                                                   2,916,290
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
CNH Global NV (Netherlands)(e) ...................     13,000        664,170

HEAVY ELECTRICAL EQUIPMENT--1.3%
ABB Ltd. Sponsored ADR (Switzerland) .............     59,000      1,333,400

SEMICONDUCTORS--3.8%
ARM Holdings plc Sponsored - ADR
(United Kingdom)(e) ..............................     75,000        656,250

O2Micro International Ltd. Sponsored ADR
(Taiwan)(b)(e) ...................................    305,000      3,377,875
                                                                ------------
                                                                   4,034,125
                                                                ------------


                                                     SHARES         VALUE
                                                   ----------   ------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
America Movil S.A.B. de C.V. ADR Series L
(Mexico)(e) ......................................     21,000   $  1,300,530
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,826,520)                                      10,248,515
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $79,673,189)                                    102,807,855
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--27.2%

MONEY MARKET MUTUAL FUNDS--24.3%
State Street Navigator Prime Plus
(5.34% seven-day effective yield)(d) .........     25,663,819     25,663,819


                                                       PAR
                                                      VALUE
                                                      (000)
                                                    ---------

COMMERCIAL PAPER(f)--2.9%
UBS Finance Delaware LLC 5.35%, 7/2/07 ........... $    3,090   $  3,089,544
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $28,753,363)                                     28,753,363
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--124.4%
(IDENTIFIED COST $108,426,552)                                   131,561,218

Other assets and liabilities, net--(24.4)%                       (25,856,692)
                                                                ------------
NET ASSETS--100.0%                                              $105,704,526
                                                                ============







(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,026,869 and gross depreciation of $1,892,203 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $108,426,552.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) Represents security purchased with cash collateral received for securities on loan.
(e) All or a portion of security is on loan.
(f) The rate shown is the discount rate.


                       See Notes to Financial Statements
6

Phoenix All-Cap Growth Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  including $25,262,988 of securities on loan
  (Identified cost $108,426,552)                                $131,561,218
Cash                                                                   4,890
Receivables
  Dividends                                                           24,413
  Tax reclaims                                                         2,226
  Fund shares sold                                                       726
  Prepaid expenses                                                    27,431
Other assets                                                          26,666
                                                                ------------
    Total assets                                                 131,647,570
                                                                ------------
LIABILITIES
Payables
  Fund shares repurchased                                             62,877
  Upon return of securities loaned                                25,663,819
  Investment advisory fee                                             75,226
  Transfer agent fee                                                  31,852
  Distribution and service fees                                       30,183
  Trustee deferred compensation plan                                  26,666
  Printing fee                                                        24,233
  Professional fee                                                    15,467
  Administration fee                                                   7,428
  Trustees' fee                                                          548
  Other accrued expenses                                               4,745
                                                                ------------
    Total liabilities                                             25,943,044
                                                                ------------
NET ASSETS                                                      $105,704,526
                                                                ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 70,404,408
Accumulated net investment loss                                     (465,931)
Accumulated net realized gain                                     12,631,383
Net unrealized appreciation                                       23,134,666
                                                                ------------
NET ASSETS                                                      $105,704,526
                                                                ============

CLASS A
Net asset value per share                                             $16.56
Maximum offering price per share $16.56/(1-5.75%)                     $17.57
Shares of beneficial interest outstanding,no par value,
  unlimited authorization                                          5,610,369
Net Assets                                                      $ 92,912,773

CLASS B
Net asset value and offering price per share                          $13.99
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                            416,867
Net Assets                                                      $  5,833,543

CLASS C
Net asset value and offering price per share                          $13.99
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                            497,409
Net Assets                                                      $  6,958,210


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $   352,871
Interest                                                              55,840
Security lending                                                      26,474
Foreign taxes withheld                                                (3,717)
                                                                 -----------
    Total investment income                                          431,468
                                                                 -----------
EXPENSES
Investment advisory fee                                              459,361
Service fees, Class A                                                119,448
Distribution and service fees, Class B                                30,143
Distribution and service fees, Class C                                35,272
Administration fee                                                    44,999
Transfer agent                                                       122,078
Printing                                                              38,660
Professional                                                          15,144
Registration                                                          14,147
Custodian                                                              5,272
Trustees                                                               4,529
Miscellaneous                                                          8,032
                                                                 -----------
    Total expenses                                                   897,085
Custodian fees paid indirectly                                          (405)
                                                                 -----------
    Net expenses                                                     896,680
                                                                 -----------
NET INVESTMENT INCOME (LOSS)                                        (465,212)
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                           12,631,525
Net change in unrealized appreciation (depreciation)
  on investments                                                  (2,029,143)
                                                                 -----------
NET GAIN (LOSS) ON INVESTMENTS                                    10,602,382
                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $10,137,170
                                                                 ===========

                       See Notes to Financial Statements

Phoenix All-Cap Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months
                                                                                           Ended
                                                                                        June 30, 2007      Year Ended
                                                                                         (Unaudited)    December 31, 2006
                                                                                        -------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                                                           $   (465,212)     $ (1,048,869)
  Net realized gain (loss)                                                                 12,631,525        10,976,954
  Net change in unrealized appreciation (depreciation)                                     (2,029,143)       (9,589,074)
                                                                                         ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              10,137,170           339,011
                                                                                         ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized long-term gains, Class A                                                    (2,249,240)       (9,398,014)
  Net realized long-term gains, Class B                                                      (164,448)         (754,984)
  Net realized long-term gains, Class C                                                      (195,711)         (821,786)
                                                                                         ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (2,609,399)      (10,974,784)
                                                                                         ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (123,347 and 412,719 shares, respectively)                  1,995,854         6,774,112
  Net asset value of shares issued from reinvestment of distributions
    (91,810 and 460,815 shares, respectively)                                               1,528,616         7,103,001
  Cost of shares repurchased (1,058,448 and 2,534,156 shares, respectively)               (17,033,486)      (41,118,178)
                                                                                         ------------      ------------
Total                                                                                     (13,509,016)      (27,241,065)
                                                                                         ------------      ------------
CLASS B
  Proceeds from sales of shares (35,951 and 83,810 shares, respectively)                      506,571         1,217,144
  Net asset value of shares issued from reinvestment of distributions
    (9,263 and 46,661 shares, respectively)                                                   130,331           615,783
  Cost of shares repurchased (145,044 and 331,895 shares, respectively)                    (1,967,280)       (4,715,633)
                                                                                         ------------      ------------
Total                                                                                      (1,330,378)       (2,882,706)
                                                                                         ------------      ------------
CLASS C
  Proceeds from sales of shares (19,913 and 59,280 shares, respectively)                      271,884           832,746
  Net asset value of shares issued from reinvestment of distributions
    (6,922 and 38,410 shares, respectively)                                                    97,399           507,324
  Cost of shares repurchased (100,384 and 233,291 shares, respectively)                    (1,359,843)       (3,286,405)
                                                                                         ------------      ------------
Total                                                                                        (990,560)       (1,946,335)
                                                                                         ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (15,829,954)      (32,070,106)
                                                                                         ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                    (8,302,183)      (42,705,879)

NET ASSETS
  Beginning of period                                                                     114,006,709       156,712,588
                                                                                         ------------      ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
    $(465,931) AND $(719), RESPECTIVELY)                                                 $105,704,526      $114,006,709
                                                                                         ============      ============



                       See Notes to Financial Statements
8

Phoenix All-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS A
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007  ------------------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
Net asset value, beginning of period          $15.45          $16.75        $16.51        $15.10        $10.74        $14.19
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)              (0.06)          (0.11)        (0.12)        (0.05)        (0.11)        (0.10)
  Net realized and unrealized gain (loss)       1.57            0.26          1.39          1.46          4.47         (3.35)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS            1.51            0.15          1.27          1.41          4.36         (3.45)
                                              ------          ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Distributions from net realized gains        (0.40)          (1.45)        (1.03)           --            --            --
                                              ------          ------        ------        ------        ------        ------
    TOTAL DISTRIBUTIONS                        (0.40)          (1.45)        (1.03)           --            --            --
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                       1.11           (1.30)         0.24          1.41          4.36         (3.45)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $16.56          $15.45        $16.75        $16.51        $15.10        $10.74
                                              ======          ======        ======        ======        ======        ======
Total return(2)                                 9.75 %(4)       1.09 %        7.62 %        9.34 %       40.60 %      (24.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $92,913         $99,699      $135,930      $168,498      $185,964      $147,074
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.56 %(3)       1.50 %        1.46 %        1.43 %        1.48 %        1.47 %
  Net investment income (loss)                 (0.77)%(3)      (0.68)%       (0.73)%       (0.32)%       (0.87)%       (0.80)%
Portfolio turnover                                31 %(4)         73 %          69 %          47 %          42 %          84 %

(1) Computed using average shares outstanding.                                  (3) Annualized.
(2) Sales charges are not reflected in the total return calculation.            (4) Not annualized.

                       See Notes to Financial Statements

Phoenix All-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS B
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007  ------------------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
Net asset value, beginning of period          $13.16          $14.59        $14.61        $13.46        $ 9.64        $12.84
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)              (0.10)          (0.20)        (0.22)        (0.15)        (0.18)        (0.17)
  Net realized and unrealized gain (loss)       1.33            0.22          1.23          1.30          4.00         (3.03)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS            1.23            0.02          1.01          1.15          3.82         (3.20)
                                              ------          ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Distributions from net realized gains        (0.40)          (1.45)        (1.03)           --            --            --
                                              ------          ------        ------        ------        ------        ------
    TOTAL DISTRIBUTIONS                        (0.40)          (1.45)        (1.03)           --            --            --
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                       0.83           (1.43)        (0.02)         1.15          3.82         (3.20)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $13.99          $13.16        $14.59        $14.61        $13.46        $ 9.64
                                              ======          ======        ======        ======        ======        ======
Total return(2)                                 9.32 %(4)       0.34 %        6.84 %        8.54 %       39.63 %      (24.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $5,834          $6,798       $10,476       $12,316       $15,635       $15,407
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            2.31 %(3)       2.25 %        2.21 %        2.18 %        2.23 %        2.22 %
  Net investment income (loss)                 (1.52)%(3)      (1.43)%       (1.48)%       (1.10)%       (1.62)%       (1.55)%
  Portfolio turnover                              31 %(4)         73 %          69 %          47 %          42 %          84 %

                                                                                  CLASS C
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007  ------------------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
Net asset value, beginning of period          $13.15          $14.59        $14.61        $13.46        $ 9.64        $12.84
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)              (0.10)          (0.20)        (0.22)        (0.15)        (0.19)        (0.17)
  Net realized and unrealized gain (loss)       1.34            0.21          1.23          1.30          4.01         (3.03)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS            1.24            0.01          1.01          1.15          3.82         (3.20)
                                              ------          ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Distributions from net realized gains        (0.40)          (1.45)        (1.03)           --            --            --
                                              ------          ------        ------        ------        ------        ------
    TOTAL DISTRIBUTIONS                        (0.40)          (1.45)        (1.03)           --            --            --
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                       0.84           (1.44)        (0.02)         1.15          3.82         (3.20)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $13.99          $13.15        $14.59        $14.61        $13.46        $ 9.64
                                              ======          ======        ======        ======        ======        ======
Total return(2)                                 9.40 %(4)       0.27 %        6.84 %        8.54%        39.63%       (24.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $6,958          $7,509       $10,307       $12,830       $14,748       $12,525
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            2.31 %(3)       2.25 %        2.21 %        2.18 %        2.23%         2.22 %
  Net investment income (loss)                 (1.52)%(3)      (1.43)%       (1.48)%       (1.09)%       (1.62)%       (1.55)%
  Portfolio turnover                              31 %(4)         73 %          69 %          47 %          42 %          84 %

(1) Computed using average shares outstanding.                                  (3) Annualized.
(2) Sales charges are not reflected in the total return calculation.            (4) Not annualized.

                       See Notes to Financial Statements
10

PHOENIX SMALL-CAP GROWTH FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                          6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                    o Information Technology           28%
                    o Consumer Discretionary           25
                    o Industrials                      16
                    o Health Care                      13
                    o Financials                        8
                    o Consumer Staples                  5
                    o Telecommunication Services        4
                    o Other (includes short-term
                      investments)                      1


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ----------   ------------
DOMESTIC COMMON STOCKS--92.1%
AIR FREIGHT & LOGISTICS--1.3%
Pacer International, Inc. ........................     86,000   $  2,022,720

ALTERNATIVE CARRIERS--2.6%
Cogent Communications Group, Inc.(b) .............    133,000      3,972,710

APPLICATION SOFTWARE--3.2%
Blackboard, Inc.(b) ..............................     98,000      4,127,760
Tyler Technologies, Inc.(b) ......................     66,000        819,060
                                                                ------------
                                                                   4,946,820
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--4.1%
GAMCO Investors, Inc. Class A ....................    114,000      6,389,700

AUTOMOTIVE RETAIL--1.4%
Advance Auto Parts, Inc. .........................     55,000      2,229,150

BIOTECHNOLOGY--0.4%
NPS Pharmaceuticals, Inc.(b) .....................    133,000        550,620

CASINOS & GAMING--5.3%
Century Casinos, Inc.(b) .........................    321,000      2,885,790
Multimedia Games, Inc.(b) ........................    100,000      1,276,000
Scientific Games Corp. Class A(b) ................     88,000      3,075,600
Shuffle Master, Inc.(b) ..........................     55,000        913,000
                                                                ------------
                                                                   8,150,390
                                                                ------------


                                                     SHARES         VALUE
                                                   ----------   ------------
COMPUTER HARDWARE--3.7%
Avid Technology, Inc.(b) .........................     28,000   $    989,800
Stratasys, Inc.(b) ...............................    102,000      4,791,960
                                                                ------------
                                                                   5,781,760
                                                                ------------
DISTRIBUTORS--3.5%
LKQ Corp.(b) .....................................    221,000      5,449,860

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--9.1%
Advisory Board Co. (The)(b) ......................     83,000      4,611,480
Corporate Executive Board Co. (The) ..............     81,000      5,257,710
Huron Consulting Group, Inc.(b) ..................     57,000      4,161,570
                                                                ------------
                                                                  14,030,760
                                                                ------------
EDUCATION SERVICES--2.2%
Strayer Education, Inc. ..........................     26,000      3,424,460

HEALTH CARE EQUIPMENT--4.5%
Quidel Corp.(b) ..................................    397,000      6,971,320

HEALTH CARE SERVICES--0.7%
Health Grades, Inc.(b) ...........................    157,000      1,022,070

HEALTH CARE SUPPLIES--0.6%
Immucor, Inc.(b) .................................     35,000        978,950

HOTELS, RESORTS & CRUISE LINES--1.7%
Ambassadors Group, Inc. ..........................     31,000      1,101,430
Ambassadors International, Inc. ..................     44,000      1,461,240
                                                                ------------
                                                                   2,562,670
                                                                ------------


                       See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                                                     SHARES         VALUE
                                                   ----------   ------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--2.4%
Resources Connection, Inc.(b) ....................    111,000   $  3,682,980

INTERNET RETAIL--0.9%
Stamps.Com, Inc.(b) ..............................    105,000      1,446,900

INTERNET SOFTWARE & SERVICES--10.8%
CNET Networks, Inc.(b) ...........................    256,000      2,096,640
Equinix, Inc.(b) .................................     35,000      3,201,450
Internet Capital Group, Inc.(b) ..................    287,000      3,558,800
j2 Global Communications, Inc.(b) ................    154,000      5,374,600
Liquidity Services, Inc.(b) ......................     40,000        751,200
Online Resources Corp.(b) ........................     84,000        922,320
Switch & Data Facilities Co., Inc.(b) ............      7,840        150,450
WebSense, Inc.(b) ................................     32,000        680,000
                                                                ------------
                                                                  16,735,460
                                                                ------------
LEISURE FACILITIES--4.1%
Life Time Fitness, Inc.(b) .......................     73,000      3,885,790
Vail Resorts, Inc.(b) ............................     40,000      2,434,800
                                                                ------------
                                                                   6,320,590
                                                                ------------
LEISURE PRODUCTS--2.2%
MarineMax, Inc.(b) ...............................     43,000        860,860
Polaris Industries, Inc. .........................     46,000      2,491,360
                                                                ------------
                                                                   3,352,220
                                                                ------------
LIFE SCIENCES TOOLS & SERVICES--1.8%
Nektar Therapeutics(b) ...........................    295,000      2,799,550

OFFICE SERVICES & SUPPLIES--2.4%
PeopleSupport, Inc.(b) ...........................    324,000      3,677,400

PACKAGED FOODS & MEATS--0.5%
Hain Celestial Group, Inc. (The)(b) ..............     30,000        814,200

PHARMACEUTICALS--6.7%
Barrier Therapeutics, Inc.(b) ....................     36,000        234,000
Medicis Pharmaceutical Corp. Class A .............    153,000      4,672,620
MGI Pharma, Inc.(b) ..............................    153,000      3,422,610
Salix Pharmaceuticals Ltd.(b) ....................     57,000        701,100
Sepracor, Inc.(b) ................................     32,000      1,312,640
                                                                ------------
                                                                  10,342,970
                                                                ------------


                                                     SHARES         VALUE
                                                   ----------   ------------
RESTAURANTS--2.1%
Cheesecake Factory, Inc. (The)(b) ................     77,000   $  1,888,040
PF Chang's China Bistro, Inc.(b) .................     14,000        492,800
Texas Roadhouse, Inc. Class A(b) .................     62,000        792,980
                                                                ------------
                                                                   3,173,820
                                                                ------------
SEMICONDUCTORS--3.8%
ON Semiconductor Corp.(b) ........................    473,000      5,070,560
Semtech Corp.(b) .................................     49,000        849,170
                                                                ------------
                                                                   5,919,730
                                                                ------------
SOFT DRINKS--4.1%
Hansen Natural Corp.(b) ..........................    148,000      6,361,040

SPECIALTY STORES--1.5%
Guitar Center, Inc.(b) ...........................     40,000      2,392,400

THRIFTS & MORTGAGE FINANCE--2.0%
Federal Agricultural Mortgage Corp. Class C ......     91,000      3,114,020

TRADING COMPANIES & DISTRIBUTORS--1.5%
TransDigm Group, Inc.(b) .........................     58,000      2,346,680

WIRELESS TELECOMMUNICATION SERVICES--1.0%
InPhonic, Inc.(b) ................................    347,000      1,617,020
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $92,969,827)                                    142,580,940
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.2%

APPLICATION SOFTWARE--0.3%
Retalix Ltd. (United States)(b) ..................     24,000        473,040

SEMICONDUCTORS--5.9%
ARM Holdings plc Sponsored ADR
(United Kingdom) .................................    180,000      1,575,000

O2Micro International Ltd. Sponsored ADR
(Taiwan)(b) ......................................    690,000      7,641,750
                                                                ------------
                                                                   9,216,750
                                                                ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,984,653)                                       9,689,790
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $99,954,480)                                    152,270,730
--------------------------------------------------------------------------------




                       See Notes to Financial Statements
12

Phoenix Small-Cap Growth Fund


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------
SHORT-TERM INVESTMENTS--2.0%

COMMERCIAL PAPER(d)--2.0%
UBS Finance Delaware LLC 5.35%, 7/2/07               $  3,040   $  3,039,548
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,039,548)                                       3,039,548
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $102,994,028)                                   155,310,278(a)

Other assets and liabilities, net--(0.3)%                           (485,685)
                                                                ------------
NET ASSETS--100.0%                                              $154,824,593
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $58,939,728 and gross depreciation of $6,664,274 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $103,034,824.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.










                       See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  (Identified cost $102,994,028)                                $155,310,278
Cash                                                                   1,062
Receivables
  Fund shares sold                                                   131,323
  Dividends                                                           17,365
Prepaid expenses                                                      21,657
Other assets                                                          41,891
                                                                ------------
    Total assets                                                 155,523,576
                                                                ------------
LIABILITIES
Payables
  Fund shares repurchased                                            339,233
  Investment advisory fee                                            118,757
  Transfer agent fee                                                  71,873
  Distribution and service fees                                       56,652
  Trustee deferred compensation plan                                  41,891
  Printing fee                                                        34,789
  Administration fee                                                  10,885
  Trustees' fee                                                          811
  Other accrued expenses                                              24,092
                                                                ------------
    Total liabilities                                                698,983
                                                                ------------
NET ASSETS                                                      $154,824,593
                                                                ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $195,247,703
Accumulated net investment loss                                   (1,177,495)
Accumulated net realized loss                                    (91,561,865)
Net unrealized appreciation                                       52,316,250
                                                                ------------
NET ASSETS                                                      $154,824,593
                                                                ============
CLASS A
Net asset value per share                                             $37.90
Maximum offering price per share $37.90/(1-5.75%)                     $40.21
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                          3,022,170
Net Assets                                                      $114,542,489

CLASS B
Net asset value and offering price per share                          $34.91
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                            674,460
Net Assets                                                      $ 23,544,056

CLASS C
Net asset value and offering price per share                          $34.89
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                            479,678
Net Assets                                                      $ 16,738,048


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $   261,730
Interest                                                              47,838
Foreign taxes withheld                                                (3,425)
                                                                 -----------
    Total investment income                                          306,143
                                                                 -----------
EXPENSES
Investment advisory fee                                              743,905
Service fees, Class A                                                147,201
Distribution and service fees, Class B                               124,141
Distribution and service fees, Class C                                86,065
Administration fee                                                    66,899
Transfer agent                                                       273,942
Printing                                                              60,402
Registration                                                          19,478
Professional                                                          13,345
Custodian                                                             10,988
Trustees                                                               6,722
Miscellaneous                                                         15,012
                                                                 -----------
    Total expenses                                                 1,568,100
Less expenses reimbursed by administrator                            (82,418)
Custodian fees paid indirectly                                        (2,843)
                                                                 -----------
Net expenses                                                       1,482,839
                                                                 -----------
NET INVESTMENT INCOME (LOSS)                                      (1,176,696)
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                           18,944,631
Net change in unrealized appreciation (depreciation)
  on investments                                                  (1,892,732)
                                                                 -----------
NET GAIN (LOSS) ON INVESTMENTS                                    17,051,899
                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $15,875,203
                                                                 ===========

                       See Notes to Financial Statements
14

Phoenix Small-Cap Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months
                                                                                           Ended
                                                                                        June 30, 2007      Year Ended
                                                                                         (Unaudited)    December 31, 2006
                                                                                        -------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                                                           $ (1,176,696)     $ (2,786,126)
  Net realized gain (loss)                                                                 18,944,631        22,529,196
  Net change in unrealized appreciation (depreciation)                                     (1,892,732)      (11,568,833)
                                                                                         ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              15,875,203         8,174,237
                                                                                         ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (122,590 and 536,079 shares, respectively)                  4,388,917        18,166,467
  Cost of shares repurchased (626,619 and 2,189,895 shares, respectively)                 (22,603,920)      (71,458,675)
                                                                                         ------------      ------------
Total                                                                                     (18,215,003)      (53,292,208)
                                                                                         ------------      ------------
CLASS B
  Proceeds from sales of shares (13,648 and 49,354 shares, respectively)                      449,656         1,532,290
  Cost of shares repurchased (194,978 and 550,001 shares, respectively)                    (6,442,740)      (17,078,462)
                                                                                         ------------      ------------
Total                                                                                      (5,993,084)      (15,546,172)
                                                                                         ------------      ------------
CLASS C
  Proceeds from sales of shares (3,622 and 23,731 shares, respectively)                       119,577           744,255
  Cost of shares repurchased (105,243 and 223,265 shares, respectively)                    (3,478,691)       (6,848,133)
                                                                                         ------------      ------------
Total                                                                                      (3,359,114)       (6,103,878)
                                                                                         ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (27,567,201)      (74,942,258)
                                                                                         ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                   (11,691,998)      (66,768,021)

NET ASSETS
  Beginning of period                                                                     166,516,591       233,284,612
                                                                                         ------------      ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
    $(1,177,495) AND $(799), RESPECTIVELY)                                               $154,824,593      $166,516,591
                                                                                         ============      ============




                       See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS A
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007  ------------------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
Net asset value, beginning of period          $34.30          $32.53        $29.65        $27.39        $18.47        $26.58
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)              (0.23)          (0.39)        (0.35)        (0.31)        (0.30)        (0.29)
  Net realized and unrealized gain (loss)       3.83            2.16          3.23          2.57          9.22         (7.82)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS            3.60            1.77          2.88          2.26          8.92         (8.11)
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                       3.60            1.77          2.88          2.26          8.92         (8.11)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $37.90          $34.30        $32.53        $29.65        $27.39        $18.47
                                              ======          ======        ======        ======        ======        ======
Total return(2)                                10.50 %(4)       5.41 %        9.75%         8.25 %       48.29 %      (30.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $114,542        $120,953      $168,527      $255,698      $237,347      $156,714

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                        1.66 %(3)       1.60 %        1.58 %        1.58 %        1.58 %        1.58 %
  Gross operating expenses                      1.76 %(3)       1.68 %        1.69 %        1.68 %        1.71 %        1.79 %
  Net investment income (loss)                 (1.28)%(3)      (1.16)%       (1.18)%       (1.15)%       (1.35)%       (1.39)%
Portfolio turnover                                20 %(4)         22 %          12 %          38 %          35 %          40 %












(1) Computed using average shares outstanding.                                  (3) Annualized.
(2) Sales charges are not reflected in the total return calculation.            (4) Not annualized.

                       See Notes to Financial Statements
16

Phoenix Small-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS B
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007  ------------------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
Net asset value, beginning of period          $31.71          $30.30        $27.82        $25.90        $17.60        $25.52
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)              (0.33)          (0.59)        (0.54)        (0.50)        (0.44)        (0.42)
  Net realized and unrealized gain (loss)       3.53            2.00          3.02          2.42          8.74         (7.50)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS            3.20            1.41          2.48          1.92          8.30         (7.92)
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                       3.20            1.41          2.48          1.92          8.30         (7.92)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $34.91          $31.71        $30.30        $27.82        $25.90        $17.60
                                              ======          ======        ======        ======        ======        ======
Total return(2)                                10.09 %(4)       4.62 %        8.95 %        7.41 %       47.16 %      (31.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $23,544         $27,138       $41,105       $58,574       $83,515       $70,217

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                        2.41 %(3)       2.35 %        2.34 %        2.33 %        2.33 %        2.33 %
  Gross operating expenses                      2.51 %(3)       2.44 %        2.44 %        2.42 %        2.47 %        2.54 %
  Net investment income (loss)                 (2.03)%(3)      (1.91)%       (1.93)%       (1.93)%       (2.10)%       (2.13)%
Portfolio turnover                                20 %(4)         22 %          38 %          35 %          40 %          46 %

                                                                                  CLASS C
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007  ------------------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
Net asset value, beginning of period          $31.70          $30.29        $27.81        $25.88        $17.59        $25.50
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)              (0.33)          (0.59)        (0.54)        (0.49)        (0.44)        (0.42)
  Net realized and unrealized gain (loss)       3.52            2.00          3.02          2.42          8.73         (7.49)
                                              ------          ------        ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS            3.19            1.41          2.48          1.93          8.29         (7.91)
                                              ------          ------        ------        ------        ------        ------
Change in net asset value                       3.19            1.41          2.48          1.93          8.29         (7.91)
                                              ------          ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $34.89          $31.70        $30.29        $27.81        $25.88        $17.59
                                              ======          ======        ======        ======        ======        ======
Total return(2)                                10.09 %(4)       4.66 %        8.92 %        7.46 %       47.13 %      (31.02)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $16,738         $18,426       $23,653       $30,280       $38,514       $30,732

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                        2.41 %(3)       2.36 %        2.34 %        2.33 %        2.33 %        2.33 %
  Gross operating expenses                      2.51 %(3)       2.43 %        2.44 %        2.42 %        2.47 %        2.54 %
  Net investment income (loss)                 (2.03)%(3)      (1.91)%       (1.93)%       (1.92)%       (2.10)%       (2.13)%
Portfolio turnover                                20 %(4)         22 %          38 %          35 %          40 %          46 %

(1) Computed using average shares outstanding.                                  (3) Annualized.
(2) Sales charges are not reflected in the total return calculation.            (4) Not annualized.

                       See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)


1. ORGANIZATION

     The Phoenix Investment Trust 06 (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
     Currently two Funds are offered for sale, (each a "Fund"). The Phoenix All-Cap Growth Fund ("All-Cap Growth Fund") and the Phoenix Small-Cap Growth Fund ("Small-Cap Growth Fund") are each diversified and each has an investment objective of long-term growth of capital.

     The Funds offer the following classes of shares for sale:

                                        Class A         Class B         Class C
                                       ---------       ---------       ---------
All-Cap Growth Fund ................       X               X               X
Small-Cap Growth Fund ..............       X               X               X

     Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.
     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)


     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.
     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN48, and has concluded that no provision for income tax is required in the Funds' financial statements.


D. DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.


F. FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.


G. FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


H. SECURITY LENDING:

     The All-Cap Growth Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies, sovereign debt of foreign countries and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.
     At June 30, 2007, the All-Cap Growth Fund had securities valued at $25,262,988 on loan. For collateral, the Fund received cash collateral of $25,663,819 and U.S. Government securities valued at $422,213.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") ( the "Adviser"), an indirect wholly-owned subsidiary of the The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

                                   First $50        Next $450        Over $500
                                    Million          Million          Million
                                   ---------        ---------        ---------
All-Cap Growth Fund ............     0.90%            0.80%            0.70%
Small-Cap Growth Fund ..........     1.00%            0.90%            0.80%

     Engemann Asset Management ("Engemann"), an affiliate of PIC, is the subadviser to the Funds.

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)


     As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended June 30, 2007, as follows:

                                 Class A          Class B           Class C
                               Net Selling       Deferred          Deferred
                               Commissions     Sales Charges     Sales Charges
                               -----------     -------------     -------------
All-Cap Growth Fund .........     $2,268          $ 4,438            $225
Small-Cap Growth Fund .......      4,068           13,235             472

     In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended June 30, 2007, the Trust incurred administration fees totaling $111,898.

     For the Small-Cap Growth Fund, PEPCO had previously waived a portion of its administration fee (excluding interest, taxes, and extraordinary expenses) through April 30, 2007, so that other operating expenses did not exceed 0.50% of the first $50 million of the average daily net assets, which rate would be reduced at higher levels of net assets. Other operating expenses are defined as operating expenses excluding management fees and 12b-1 fees. PEPCO will not seek to recapture any operating expenses reimbursed under this arrangement unless authorized by the Board of Trustees.

     PEPCO serves as the Trust's transfer agent with Boston Financial Data Services Inc. serving as subtransfer agent. For the period ended June 30, 2007, transfer agent fees were $396,020 as reported in the Statements of Operations.

     At June 30, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                   Aggregate
                                                                   Net Asset
                                                       Shares        Value
                                                     ----------  -------------
Small-Cap Growth Fund, Class A ..................      108,244     $4,102,448

     Until March 1, 2007 the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2007.


4. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2007, were as follows:

                                                    Purchases        Sales
                                                  -------------  -------------
All-Cap Growth Fund ............................   $32,847,822    $51,159,678
Small-Cap Growth Fund ..........................    32,040,624     56,180,019

     There were no purchases or sales of long-term U.S. Government and agency securities for the period ended June 30, 2007.

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)


5. 10% SHAREHOLDERS

     At June 30, 2007, certain Funds had omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholder is not affiliated with PNX.

                                                                      Number
                                                   % of Shares          of
                                                   Outstanding       Accounts
                                                   -----------     ------------
All-Cap Growth Fund ............................      25.9%              1


6. ASSET CONCENTRATIONS

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
     At June 30, 2007, the All-Cap Growth Fund held securities issued by various companies in the Information Technology sector, comprising 29% of the total net assets of the Fund. The Small-Cap Growth Fund held securities issued by various companies in the Information Technology and Consumer Discretionary sectors comprising 28% and 25%, respectively, of the total net assets of the Fund.


7. INDEMNIFICATIONS

     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.


8. REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the SEC Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.
     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8 thousand and to revise its supervisory procedures.
     The Company does not believe that the outcome of these matters will be material to these financial statements.


9. FEDERAL INCOME TAX INFORMATION

The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:
                                          Expiration Year
                                        2010           2011         Total
                                    ------------    ----------   ------------
Small-Cap Growth Fund ..........    $101,647,093    $8,839,949   $110,487,042

     The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.


10. MERGER

     Effective March 9, 2007, the Phoenix Nifty Fifty Fund, formerly a Fund of Phoenix Investment Trust 06, was merged with and into the Phoenix Capital Growth Fund, a Fund of Phoenix Series Fund. The Phoenix Nifty Fifty Fund has ceased to exist.

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX INVESTMENT TRUST 06
                                  (UNAUDITED)


     At a special meeting of shareholders of Phoenix Nifty Fifty Fund, a former series of Phoenix Investment Trust 06, held on March 2, 2007, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                   FOR      AGAINST    ABSTAIN
                                               ----------   -------   ---------
  To approve an Agreement and Plan
  of Reorganization to merge
  Phoenix Nifty Fifty Fund, a series
  of Phoenix Investment Trust 06
  into Phoenix Capital Growth Fund,
  a series of Phoenix Series Fund ...........  19,785,569   821,528   1,108,505













22

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
PHOENIX INVESTMENT TRUST 06                       INVESTMENT ADVISER
101 Munson Street                                 Phoenix Investment Counsel, Inc.
Greenfield, MA 01301-9668                         56 Prospect Street
                                                  Hartford, CT 06115-0480

TRUSTEES                                          PRINCIPAL UNDERWRITER
George R. Aylward                                 Phoenix Equity Planning Corporation
E. Virgil Conway                                  One American Row
Harry Dalzell-Payne                               Hartford, CT 06103-2899
Francis E. Jeffries
Leroy Keith, Jr.                                  TRANSFER AGENT
Marilyn E. LaMarche                               Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                    One American Row
Geraldine M. McNamara                             Hartford, CT 06103-2899
James M. Oates
Richard E. Segerson                               CUSTODIAN
Ferdinand L.J. Verdonck                           State Street Bank and Trust Company
                                                  P.O. Box 5501
OFFICERS                                          Boston, MA 02206-5501
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President           HOW TO CONTACT US
Francis G. Waltman, Senior Vice President         Mutual Fund Services          1-800-243-1574
Marc Baltuch, Vice President and Chief            Advisor Consulting Group      1-800-243-4361
  Compliance Officer                              Telephone Orders              1-800-367-5877
W. Patrick Bradley, Chief Financial Officer       Text Telephone                1-800-243-1926
  and Treasurer                                   Web site                      PHOENIXFUNDS.COM
Kevin J. Carr, Vice President,
  Chief Legal Officer, Counsel and Secretary






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    IMPORTANT NOTICE TO SHAREHOLDERS
    The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                                  [BLANK PAGE]

     [LOGO OMITTED]                                           -----------------
        PHOENIX                                                   PRESORTED
                                                                  STANDARD
     Phoenix Equity Planning Corporation                        U.S. POSTAGE
     P.O. Box 150480                                                PAID
     Hartford, CT 06115-0480                                   Louisville, KY
                                                               Permit No. 1051
                                                              -----------------












     For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.











PXP2115A                                                                    8-07
BPD32235


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule  30a-2(b) under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Investment Trust 06
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       September 5, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.